Relevant Events (Details) - CLP ($)		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Relevant Events (Details) [Line Items]
Retained earnings (in Pesos)			$ 253,093,655,744
Corresponding dividend (in Pesos)			$ 5.34393608948
Shares at bank (in Shares)			101,017,081,114
Dividend distribution profit percentage		61.50%	68.10%
Nexus [Member]
Relevant Events (Details) [Line Items]
Sale of share	100.00%
CMF authorized sales percentage	100.00%
Acquired percentage	100.00%
Transaction amount (in Pesos)	$ 8,900,682,219